SECURED BORROWINGS, Fly Aladdin Engine Funding Facility (Details) - Secured Borrowings [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($) Engine	Dec. 31, 2019 USD ($)
Secured Borrowings [Abstract]
Principal amount outstanding	$ 1,562,910	$ 1,717,483
Fly Aladdin Engine Funding Facility [Member]
Secured Borrowings [Abstract]
Principal amount outstanding	$ 41,566	$ 42,339
Number of engines serving as security | Engine	7
Maturity date, range start date	Dec. 31, 2021
Maturity date, range end date	Apr. 30, 2022
Fly Aladdin Engine Funding Facility [Member] | Minimum [Member]
Secured Borrowings [Abstract]
Interest rate	4.94%
Fly Aladdin Engine Funding Facility [Member] | Maximum [Member]
Secured Borrowings [Abstract]
Interest rate	4.96%